Toreador Core Fund
(the “Fund”)

Retail Class (TORLX)
Institutional Shares (TORZX)

8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Supplement dated January 15, 2016
To the Fund’s Statement of Additional Information dated August 28, 2015
(as supplemented from time to time)

* * * * * * * *

Resignation of Trustee and Appointment of New Chairperson of the Board

Effective January 15, 2016, Mr. John Pasco, III resigned his position as Trustee and Chairman of the Board of Trustees (the “Board”) of the World Funds Trust (the “Trust”). Mr. Pasco served as an Interested Trustee and Chairman since 2010. Mr. Pasco will continue to serve as the President and Principal Executive Officer of the Trust.

Additionally, effective January 15, 2016, Ms. Mary Lou H. Ivey, an Independent Trustee of the Trust since 2010, was appointed to serve as Chairperson of the Board.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Toreador Explorer Fund
(the “Fund”)

Investor Shares (TMRLX)
Institutional Shares (TMRZX)

8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Supplement dated January 15, 2016
To the Fund’s Statement of Additional Information dated May 1, 2015
(as supplemented from time to time)

* * * * * * * *

Resignation of Trustee and Appointment of New Chairperson of the Board

Effective January 15, 2016, Mr. John Pasco, III resigned his position as Trustee and Chairman of the Board of Trustees (the “Board”) of the World Funds Trust (the “Trust”). Mr. Pasco served as an Interested Trustee and Chairman since 2010. Mr. Pasco will continue to serve as the President and Principal Executive Officer of the Trust.

Additionally, effective January 15, 2016, Ms. Mary Lou H. Ivey, an Independent Trustee of the Trust since 2010, was appointed to serve as Chairperson of the Board.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Toreador International Fund (the “Fund”)
Investor Class (TMRFX)
Class C Shares (TMRCX)
Institutional Shares (TMRIX)

8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Supplement dated January 15, 2016
To the Fund’s Statement of Additional Information dated August 28, 2015
(as supplemented from time to time)

* * * * * * * *

Resignation of Trustee and Appointment of New Chairperson of the Board

Effective January 15, 2016, Mr. John Pasco, III resigned his position as Trustee and Chairman of the Board of Trustees (the “Board”) of the World Funds Trust (the “Trust”). Mr. Pasco served as an Interested Trustee and Chairman since 2010. Mr. Pasco will continue to serve as the President and Principal Executive Officer of the Trust.

Additionally, effective January 15, 2016, Ms. Mary Lou H. Ivey, an Independent Trustee of the Trust since 2010, was appointed to serve as Chairperson of the Board.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE